Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Central Index Key	dei_EntityCentralIndexKey	0001501825
Hartford Municipal Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Municipal Opportunities ETF
Supplement [Text Block]	hfett_SupplementTextBlock

JUNE 25, 2018

SUPPLEMENT TO

Hartford Municipal Opportunities ETF

(a series of Hartford Funds Exchange-Traded Trust)

SUMMARY PROSPECTUS

DATED DECEMBER 14, 2017

AND

PROSPECTUS

DATED SEPTEMBER 11, 2017, AS SUPPLEMENTED DECEMBER 12, 2017

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Prospectus.

On June 19-20, 2018, the Board of Trustees of Hartford Funds Exchange-Traded Trust approved a reduction in the contractual management fee rate for Hartford Municipal Opportunities ETF (the “Fund”).

Accordingly, the following changes are made to the Fund’s Summary Prospectus and the Fund’s Prospectus effective July 1, 2018:

        a.     Under the heading “Your Expenses,” the Shareholder Fees and Annual Fund Operating Expenses table as well as the expense example in the Summary Prospectus and the summary section of the Prospectus, are deleted in their entirety and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) : None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fees” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The examples assume that:

•	Your investment has a 5% return each year

•	The Fund’s operating expenses remain the same

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Supplement One [Text Block]	hfett_SupplementOneTextBlock	This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.
Hartford Municipal Opportunities ETF | Hartford Municipal Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.29%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.29%	[2]
Year 1	rr_ExpenseExampleYear01	$ 30
Year 3	rr_ExpenseExampleYear03	$ 93

[1]	“Management fees” have been restated to reflect current fees.
[2]	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s semi-annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include the restated “Management Fees.”